UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steele Investment Counsel, LTD.
Address:  32 W. Hoster Street, Suite 250
          Columbus, OH 43215

13F File Number: 28-4511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information conatained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Steele
Title:    Managing Partner
Phone:    614-461-5901
Signature, Place, and Date of Signing:

     /s/ Michael B. Steele     Columbus, Ohio     July 31, 2001



Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 34
Form 13F Information Table Value Total: 89,091,000

List of Other Included Managers:   N/A

No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecom                    COM              000886101     2175 329490.000SH      SOLE                                 329490.000
AFLAC                          COM              001055102     5230 166084.000SH      SOLE                                 166084.000
Advent Software                COM              007974108      621 9785.000 SH       SOLE                                   9785.000
Amer Int'l Group               COM              026874107     4879 56729.000SH       SOLE                                  56729.000
Automatic Data                 COM              053015103     3938 79240.000SH       SOLE                                  79240.000
BISYS Group                    COM              055472104     2320 39315.000SH       SOLE                                  39315.000
Bank One                       COM              06423A103     5500 153630.000SH      SOLE                                 153630.000
Cardinal Health                COM              14149Y108     3390 49128.000SH       SOLE                                  49128.000
Cisco Systems                  COM              17275R102     1462 80325.000SH       SOLE                                  80325.000
Citigroup                      COM              172967101     4898 92692.006SH       SOLE                                  92692.006
Dycom Industries               COM              267475101     2409 105058.000SH      SOLE                                 105058.000
EMC Corp                       COM              268648102     1854 63820.000SH       SOLE                                  63820.000
Ericson L M Tel ADR            COM              294821400      673 124110.000SH      SOLE                                 124110.000
Fastenal                       COM              311900104     5039 81295.000SH       SOLE                                  81295.000
First Union Corp               COM              337358105     1559 44625.000SH       SOLE                                  44625.000
General Electric               COM              369604103     4140 84920.000SH       SOLE                                  84920.000
Huntington Bncshrs             COM              446150104     1356 82922.000SH       SOLE                                  82922.000
IBM                            COM              459200101     4344 38440.000SH       SOLE                                  38440.000
Intel                          COM              485140100     2567 87745.000SH       SOLE                                  87745.000
Keycorp                        COM              493267108     1589 61000.000SH       SOLE                                  61000.000
Lexmark Int'l Gp A             COM              529771107     4149 61700.000SH       SOLE                                  61700.000
Maxim Integrated Pdts          COM              57772k101      754 17049.800SH       SOLE                                  17049.800
Microsoft                      COM              594918104     2517 34480.000SH       SOLE                                  34480.000
Motorola                       COM              620076109      266 16075.000SH       SOLE                                  16075.000
Nokia Corp ADR                 COM              654902204     1520 68970.000SH       SOLE                                  68970.000
Nortel Networks                COM              656568102      663 72935.000SH       SOLE                                  72935.000
Oracle Systems                 COM              68389x105     1169 61505.000SH       SOLE                                  61505.000
Paychex                        COM              704326107     4527 113182.000SH      SOLE                                 113182.000
QUALCOMM Inc                   COM              747525103     3224 55130.000SH       SOLE                                  55130.000
Sun Microsystems               COM              866810104     1090 69315.000SH       SOLE                                  69315.000
Thermo Electron                COM              883556102     1355 61528.000SH       SOLE                                  61528.000
Tyco International             COM              902124106     5068 92988.000SH       SOLE                                  92988.000
United Technologies            COM              913017109     1706 23290.000SH       SOLE                                  23290.000
Vodafone Grp ADR               COM              92857t107     1140 51015.000SH       SOLE                                  51015.000